RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of related party balances and transactions
(a) Loans to related party		As of December 31,
	Note	2014	2015
KongZhong Galaxy	(i)	$-	$32,850,989

(b) Amount due from related party		As of December 31,
	Note	2014	2015
Magic Wing	(ii)	-	285,003

(C) Amount due to related party		As of December 31,
	Note	2014	2015
Prosten Technology Holdings Limited ("Prosten")	(iii)	$198,051	$-

(d) Transactions with related parties		For the years ended December 31,
	Note	2013	2014	2015
Interest income from loans to KongZhong Galaxy	(i)	$-	$-	$1,078,843
License fee charged by Magic Wing	(ii)	-	-	22,993
Mobile value-added services provided by Prosten	(iii)	$1,010,354	$79,188	$-

(i)
In 2015, the Company made various loans to KongZhong Galaxy, an equity method investee of the Company to finance KongZhong Galaxy's business operations. The loans were unsecured, interest bearing at 7% per annum, and repayable within one year. The loans could be extended upon mutual agreement of the parties, while the Company did not have such agreement or intent to do so as of December 31, 2015. The relevant interest receivable amounting to $1,078,843 as of December 31, 2015 was included in prepaid expenses and other current assets.

(ii)	In 2015, the Company recorded costs of game license fees of $22,993 to Magic Wing, an equity method investee of the Company. As of December 31, 2015, the balance of prepaid license fees was $285,003.

(iii)
Leilei Wang, the Chief Executive Officer, indirectly owns more than 10% of Prosten. Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2013 and 2014, Prosten and its subsidiaries provided the Company mobile value-added services valued at $1.0 million and $0.1 million, respectively. No service was provided by Prosten and its subsidiaries during 2015. The accounts payable to Prosten and its subsidiaries as of December 31, 2014 were $198,051 which was fully settled in 2015.